Taxation - Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Current	$ 30,211	187,447	136,047	84,851
Deferred	860	5,334	(23,753)	6,137
Income tax expense	$ 31,071	192,781	112,294	90,988